Employee Benefit Plans (Expected Gross Benefit Payments) (Details) $ in Millions	Dec. 31, 2016 USD ($)
Pension Benefits
Defined benefit plan estimated future benefit payments [Abstract]
2017	$ 573
2018	589
2019	606
2020	627
2021	642
2022-2026	3,498
Other Postretirement Benefits
Defined benefit plan estimated future benefit payments [Abstract]
2017	85
2018	87
2019	92
2020	95
2021	96
2022-2026	$ 500